Equity - Capital Reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transaction costs related to IPO	€ 1,092	€ 0	€ 0
Unpaid transaction costs included in other liabilities	565	1,695
Capital reserve
Share premium included in capital reserve	90,297
Transaction costs related to IPO	4,899
Transaction costs paid		328
Unpaid transaction costs included in other liabilities	€ 565	€ 1,695